Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 47,336	$ 38,180
Current Portion of Derivative Liabilities	(65,112)	(80,423)
Derivative Liabilities	(38,373)	(48,388)
Interest Rate Swaps and Cross Currency Swaps Agreement
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	21,400
Derivative liability, fair value, gross liability	73,600
Restricted cash and cash equivalents	17,200
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	3,602	1,220
Other Non-Current Assets	53,946	41,147
Accrued Liabilities and Other	(4,030)	(5,664)
Current Portion of Derivative Liabilities	(65,112)	(80,423)
Derivative Liabilities	(38,373)	(48,388)
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	515	0
Other Non-Current Assets	5,594	1,037
Accrued Liabilities and Other	0	(18)
Current Portion of Derivative Liabilities	0	(751)
Derivative Liabilities	0	(7)
Derivative | Derivatives not designated as a cash flow hedge | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		96
Other Non-Current Assets		0
Accrued Liabilities and Other		0
Current Portion of Derivative Liabilities		(15)
Derivative Liabilities		0
Derivative | Derivatives not designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	3,053	1,124
Other Non-Current Assets	5,869	4,319
Accrued Liabilities and Other	(3,385)	(4,836)
Current Portion of Derivative Liabilities	(22,812)	(35,134)
Derivative Liabilities	(29,564)	(38,213)
Derivative | Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	7,212	5,042
Accrued Liabilities and Other	(645)	(810)
Current Portion of Derivative Liabilities	(42,284)	(44,523)
Derivative Liabilities	(8,809)	(10,168)
Derivative | Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	35,271	30,749
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	0	0
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	34
Other Non-Current Assets	0
Accrued Liabilities and Other	0
Current Portion of Derivative Liabilities	(16)
Derivative Liabilities	$ 0
Series D Warrant
Derivatives, Fair Value [Line Items]
Number of securities called by warrants or rights (in shares)	1,755,000
Teekay Offshore | Series D Warrant
Derivatives, Fair Value [Line Items]
Other Non-Current Assets		$ 1,300
Brookfield | Stock Purchase Warrants | Teekay Corporation
Derivatives, Fair Value [Line Items]
Number of securities called by warrants or rights (in shares)	14,500,000